Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations
The following is a summary of income before taxes and noncontrolling interests for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2021	2020	2019
U.S.	$221,507	$282,489	$261,525
Foreign	25,343	22,249	11,145
Total income before income taxes	$246,850	$304,738	$272,670

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Current:
Federal	$(2,872)	$6,287	$622
State	(11,516)	8,617	(1,510)
Foreign	6,524	4,666	5,013
	(7,864)	19,570	4,125
Deferred:
Federal	39,117	44,547	45,593
State	8,239	414	8,212
Foreign	156	1,222	(1,907)
	47,512	46,183	51,898
Total income tax expense	$39,648	$65,753	$56,023
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Current:
Federal	$(3,643)	$(4,678)	$4,109
State	(6,556)	(179)	250
	(10,199)	(4,857)	4,359
Deferred:
Federal	36,842	38,561	29,543
State	2,695	2,051	1,071
	39,537	40,612	30,614
Total income tax expense	$29,338	$35,755	$34,973

Significant Components of Deferred Income Tax Expense (Benefit)
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Deferred federal and state:
Property-related items	$35,072	$50,504	$60,449
Purchased gas cost adjustments	73,613	(5,726)	3,834
Employee benefits	(1,484)	459	7,680
Regulatory adjustments	(10,101)	(9,885)	(11,962)
Deferred payroll taxes	(6,344)	(9,055)	—
Deferred revenue	6,021	588	822
Net operating loss	(65,509)	3,349	5,658
Alternative minimum tax	—	4,409	441
All other deferred	16,296	11,592	(14,778)
Total deferred federal and state	47,564	46,235	52,144
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	$47,512	$46,183	$51,898
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Deferred federal and state:
Property-related items	$23,077	$36,029	$34,398
Purchased gas cost adjustments	73,613	(5,726)	3,834
Employee benefits	5,508	11,437	6,493
Regulatory adjustments	(10,101)	(9,885)	(11,962)
Deferred payroll taxes	(892)	(1,810)	—
Alternative minimum tax	—	4,409	441
Net operating loss	(59,119)	—	—
All other deferred	7,503	6,210	(2,344)
Total deferred federal and state	39,589	40,664	30,860
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	$39,537	$40,612	$30,614

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.0	3.0	2.1
Tax credits	(0.5)	(0.5)	(0.3)
Company-owned life insurance	(1.1)	(0.8)	(1.5)
Amortization of excess deferred taxes	(4.3)	(0.8)	(0.9)
All other differences	—	(0.3)	0.1
Consolidated effective income tax rate	16.1%	21.6%	20.5%
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	0.3	1.7	0.7
Tax credits	(0.6)	(0.7)	(0.4)
Company-owned life insurance	(0.9)	(1.0)	(1.9)
Amortization of excess deferred taxes	(4.9)	(1.3)	(1.2)
All other differences	(1.3)	(1.4)	(0.5)
Effective income tax rate	13.6%	18.3%	17.7%

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2021	2020
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$116,496	$104,314
Employee benefits	39,181	39,907
Federal net operating losses	94,383	4,118
Deferred payroll taxes	6,344	9,055
Lease-related item	18,462	20,890
Other	15,739	14,350
Valuation allowance	(22)	(22)
	290,583	192,612
Deferred tax liabilities:
Property-related items, including accelerated depreciation	843,559	785,734
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Intangibles	97,860	13,511
Lease-related item	17,254	19,789
Other	20,562	13,786
	1,059,330	839,610
Net noncurrent deferred tax liabilities	$768,747	$646,998
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2021	2020
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$101,133	$104,314
Employee benefits	(4,671)	4,806
Federal net operating losses	59,119	—
Deferred payroll taxes	892	1,810
Other	6,777	7,790
Valuation allowance	(22)	(22)
	163,228	118,698
Deferred tax liabilities:
Property-related items, including accelerated depreciation	703,374	680,294
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Other	18,587	12,714
	802,056	699,798
Net deferred tax liabilities	$638,828	$581,100

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2021	2020
Unrecognized tax benefits at beginning of year	$1,928	$1,056
Gross increases – tax positions in prior period	442	641
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,629	$1,928
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2021	2020
Unrecognized tax benefits at beginning of year	$1,793	$1,056
Gross increases – tax positions in prior period	310	506
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	259	231
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,362	$1,793

Summary of Income Before Taxes for Continuing and Discontinued Operations	The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2021	2020	2019
Total income before income taxes	$216,473	$194,873	$198,144